Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	¥ 469,975	¥ 392,178	¥ 509,447
Tax provision computed at the statutory rate	148,042	123,536	160,476
Increases (reductions) in taxes due to:
Change in valuation allowance	5,441	2,533	11,464
Nondeductible expenses	4,762	4,794	4,066
Nontaxable income	(3,574)	(3,347)	(2,611)
Effect of lower tax rates on certain subsidiaries	(17,627)	(19,764)	(18,694)
Effect of investor taxes on earnings of subsidiaries	7,674	4,789	8,155
Effect of sale or liquidation of subsidiaries	(14,995)	(16,754)	25,642
Other, net	1,665	(542)	(1,904)
Provision for income taxes	¥ 131,388	¥ 95,245	¥ 186,594